Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Ordinary Shares [Member]		Treasury share [Member]	Additional paid in capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2022		$ 0	[1],[2]	$ (1,218)	$ 101,260	$ (63,819)	$ 36,223
Beginning balance (In shares) at Dec. 31, 2022		232,636,700	[1],[2]	(11,640,460)
Share-based compensation		$ 0	[1],[2]	$ 0	484	0	484
Net loss for the period		0	[1],[2]	0	0	(8,753)	(8,753)
Ending balance at Mar. 31, 2023		$ 0	[1],[2]	$ (1,218)	101,744	(72,572)	27,954
Ending balance (in shares) at Mar. 31, 2023		232,636,700	[1],[2]	(11,640,460)
Beginning balance at Dec. 31, 2022		$ 0	[1],[2]	$ (1,218)	101,260	(63,819)	36,223
Beginning balance (In shares) at Dec. 31, 2022		232,636,700	[1],[2]	(11,640,460)
Net loss for the period							(16,723)
Ending balance at Jun. 30, 2023		$ 0	[1],[2]	$ (1,218)	103,751	(80,542)	21,991
Ending balance (in shares) at Jun. 30, 2023		248,058,700	[1],[2]	(11,640,460)
Beginning balance at Mar. 31, 2023		$ 0	[1],[2]	$ (1,218)	101,744	(72,572)	27,954
Beginning balance (In shares) at Mar. 31, 2023		232,636,700	[1],[2]	(11,640,460)
Share-based compensation		$ 0	[1],[2]	$ 0	639	0	639
Issuance of shares (in shares)	[1],[2]	15,422,000
Issuance of shares		$ 0	[1],[2]	0	1,368	0	1,368
Net loss for the period		0	[1],[2]	0	0	(7,970)	(7,970)
Ending balance at Jun. 30, 2023		$ 0	[1],[2]	$ (1,218)	103,751	(80,542)	21,991
Ending balance (in shares) at Jun. 30, 2023		248,058,700	[1],[2]	(11,640,460)
Beginning balance at Dec. 31, 2023		$ 0	[1],[2]		105,675	(88,678)	16,997	[1]
Beginning balance (In shares) at Dec. 31, 2023	[1],[2]	284,094,700
Share-based compensation		$ 0	[1],[2]		191	0	191
Issuance of shares (in shares)	[1],[2]	285,260
Issuance of shares		$ 0	[1],[2]		11	0	11
Net loss for the period		0	[1],[2]		0	(3,868)	(3,868)
Ending balance at Mar. 31, 2024		$ 0	[1],[2]		105,877	(92,546)	13,331
Ending balance (in shares) at Mar. 31, 2024	[1],[2]	284,379,960
Beginning balance at Dec. 31, 2023		$ 0	[1],[2]		105,675	(88,678)	16,997	[1]
Beginning balance (In shares) at Dec. 31, 2023	[1],[2]	284,094,700
Net loss for the period							(7,499)
Ending balance at Jun. 30, 2024		$ 0	[1],[2]		106,162	(96,177)	9,985	[1]
Ending balance (in shares) at Jun. 30, 2024	[1],[2]	287,183,800
Beginning balance at Mar. 31, 2024		$ 0	[1],[2]		105,877	(92,546)	13,331
Beginning balance (In shares) at Mar. 31, 2024	[1],[2]	284,379,960
Share-based compensation		$ 0	[1],[2]		164	0	164
Issuance of shares (in shares)	[1],[2]	2,803,840
Issuance of shares		$ 0	[1],[2]		121	0	121
Net loss for the period		0	[1],[2]		0	(3,631)	(3,631)
Ending balance at Jun. 30, 2024		$ 0	[1],[2]		$ 106,162	$ (96,177)	$ 9,985	[1]
Ending balance (in shares) at Jun. 30, 2024	[1],[2]	287,183,800

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares
[2]	Ordinary shares no par value